Reversal of (provision for) impairment losses due to credit loss_Reversal of (provision for) Impairment Losses due to credit loss (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of impairment losses due to credit loss [Abstract]
Net provision of allowance for credit losses	₩ (1,529)		₩ (3,297)	₩ (2,027)
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	934		1,415	(1,922)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(792,250)		(385,758)	(415,084)
Reversal of provision on guarantee	18,348		4,352	105,985
Reversal of (provision for) unused loan commitment	(9,874)		9,044	(16,526)
Total	₩ (784,371)	$ (722,190)	₩ (374,244)	₩ (329,574)